INCOME TAXES (Details) - CNY (¥)	3 Months Ended			12 Months Ended			15 Months Ended	21 Months Ended	33 Months Ended	36 Months Ended				87 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2015
Income Taxes
Statutory income tax rate (as a percent)				25.00%	25.00%	25.00%
Undistributed earnings generated by the PRC consolidated entities			¥ 133,856,064	¥ 133,856,064	¥ 89,611,563		¥ 133,856,064							¥ 133,856,064
Unrecognized deferred income tax liability related to undistributed earnings			¥ 13,385,606	¥ 13,385,606	8,961,156		¥ 13,385,606							¥ 13,385,606
Dividend distribution from PRC subsidiaries to holding company					113,000,000
Dividend withholding tax					¥ 11,300,000
PRC
Income Taxes
Statutory income tax rate (as a percent)				25.00%										25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)				15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)				10.00%
PRC | ATA Testing
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%				15.00%		15.00%
PRC | ATA Testing | Future
Income Taxes
Statutory income tax rate (as a percent)		25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)								15.00%
PRC | ATA Learning
Income Taxes
Statutory income tax rate (as a percent)			25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)										15.00%		15.00%
PRC | VIE
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)			15.00%							15.00%		15.00%
PRC | VIE | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)									15.00%
PRC | Beijing JDX
Income Taxes
Statutory income tax rate (as a percent)			25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)										15.00%		15.00%
PRC | Zhi Xing
Income Taxes
Statutory income tax rate (as a percent)				25.00%